Investment in Limited Partnership (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Investment In Limited Partnership [Abstract]
Invested amount			$ 15,962,799	¥ 101,724,531
Investment interest rate	8.00%
Investment interest term	5 years
Accrued interest income	$ 14,913,539	$ 16,207,152
Investment principal balance	14,748,671	15,962,799
Interest receivable	164,868	244,353
Investment in debt security	837,861	892,308
Received cash distribution	$ 820,072	$ 799,569